Other Income (Expense), Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other Income (Expenses), Net [Abstract]
Governments grants income	$ 333,999	$ 321,658
Other income	$ 77,763
Interest expenses		$ (32,137)